Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended		14 Months Ended	16 Months Ended	17 Months Ended	24 Months Ended	26 Months Ended	28 Months Ended	29 Months Ended	36 Months Ended	38 Months Ended	40 Months Ended	41 Months Ended	48 Months Ended	50 Months Ended	52 Months Ended	53 Months Ended	60 Months Ended	62 Months Ended	64 Months Ended	72 Months Ended	74 Months Ended	76 Months Ended	84 Months Ended	88 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 24, 2021	Sep. 09, 2019	Jun. 27, 2018	Oct. 31, 2015	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2017	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000227563
Account Value [Line Items]
Line Graph and Table Measure Name								BBH Select Series - Mid Cap Fund
Accumulated Value	$ 10,000						$ 10,680					$ 8,850				$ 8,950				$ 12,243				$ 11,608
C000041206
Account Value [Line Items]
Line Graph and Table Measure Name								BBH International Equity Fund
Accumulated Value				$ 10,000					$ 10,151				$ 12,030				$ 11,535				$ 13,486				$ 15,049			$ 18,417			$ 12,540		$ 13,196	$ 16,965	$ 20,980
C000041214
Account Value [Line Items]
Line Graph and Table Measure Name								BBH Limited Duration Fund
Accumulated Value				10,000					10,213				10,496				10,717				11,158				11,408			11,689			11,439		12,174	13,182	13,936
C000041213
Account Value [Line Items]
Line Graph and Table Measure Name								BBH Limited Duration Fund
Accumulated Value				10,000					10,190				10,458				10,670				11,112				11,341			11,612			11,366		12,075	13,065	13,802
C000201413
Account Value [Line Items]
Line Graph and Table Measure Name								BBH Income Fund
Accumulated Value			$ 10,000			$ 9,925					$ 11,091				$ 11,964				$ 12,519				$ 10,525				$ 10,851			$ 12,302		$ 13,168
C000214426
Account Value [Line Items]
Line Graph and Table Measure Name								BBH Select Series - Large Cap Fund
Accumulated Value		$ 10,000			$ 10,120					$ 10,304				$ 14,174				$ 11,491				$ 13,173				$ 16,967			$ 19,271
C000105435
Account Value [Line Items]
Line Graph and Table Measure Name								BBH Intermediate Municipal Bond Fund
Accumulated Value				10,000					10,480				10,832				10,820				11,727				12,216			12,364			11,160		11,562	12,640	13,289
C000105434
Account Value [Line Items]
Line Graph and Table Measure Name								BBH Intermediate Municipal Bond Fund
Accumulated Value				10,000					10,464				10,799				10,771				11,656				12,122			12,244			11,031		11,405	12,443	13,066
Bloomberg US 1-3 Year Treasury Bond Index
Account Value [Line Items]
Accumulated Value				10,000					10,091				10,116				10,134				10,602				10,947			10,918			10,388		10,689	11,307	11,858
Bloomberg US 1-3 Year Treasury Bond Index
Account Value [Line Items]
Accumulated Value				10,000					10,091				10,116				10,134				10,602				10,947			10,918			10,388		10,689	11,307	11,858
Russell Midcap Index
Account Value [Line Items]
Accumulated Value	$ 10,000						$ 10,751					$ 8,906				$ 8,816				$ 11,936				$ 13,224
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value				10,000					9,677				11,945				11,127				12,355				11,507			15,441			11,889		13,602	16,725	20,578
Referenced Benchmark
Account Value [Line Items]
Accumulated Value				10,000					10,159				10,275				10,413				10,845				11,133			11,162			10,914		11,409	12,189	12,815
Referenced Benchmark
Account Value [Line Items]
Accumulated Value				10,000					10,159				10,275				10,413				10,845				11,133			11,162			10,914		11,409	12,189	12,815
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 9,917					$ 11,058				$ 11,743				$ 11,687				$ 9,854				$ 9,889			$ 10,932		$ 11,605
S&P 500 Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,221					$ 11,214				$ 16,026				$ 13,684				$ 15,072				$ 20,802			$ 25,265
Bloomberg Municipal 1-15 Year Index
Account Value [Line Items]
Accumulated Value				10,000					10,310				10,510				10,454				11,302				11,716			11,924			10,858		11,126	11,964	12,542
Bloomberg Municipal 1-15 Year Index
Account Value [Line Items]
Accumulated Value				$ 10,000					$ 10,310				$ 10,510				$ 10,454				$ 11,302				$ 11,716			$ 11,924			$ 10,858		$ 11,126	$ 11,964	$ 12,542